Revenue	6 Months Ended
Feb. 29, 2020
Revenue [Abstract]
Revenue

11. REVENUE

Contract assets and liabilities

The table below provides a reconciliation of the significant changes to the current and long-term portion of contract assets and liabilities balances during the year.

	Contract	Contract
	Assets	Liabilities
Balance as at September 1, 2019	158	238
Increase in contract assets from revenue recognized during the year	138	-
Contract assets transferred to trade receivables	(84)	-
Contract terminations transferred to trade receivables	(8)	-
Revenue recognized included in contract liabilities at the beginning of the year	-	(227)
Increase in contract liabilities during the year	-	207
Balance as at February 29, 2020	204	218

	Contract	Contract
	Assets	Liabilities
Current	106	223
Long-term	52	15
Balance as at August 31, 2019	158	238
Current	128	203
Long-term	76	15
Balance as at February 29, 2020	204	218

Deferred commission cost assets

The table below provides a summary of the changes in the deferred commission cost assets recognized from the incremental costs incurred to obtain contracts with customers during the six months ended February 29, 2020. We believe these amounts to be recoverable through the revenue earned from the related contracts. The deferred commission cost assets are presented within other current assets (when they will be amortized into net income within twelve months of the date of the financial statements) or other long-term assets.

Balance as at September 1, 2019	94
Additions to deferred commission cost assets	52
Amortization recognized on deferred commission cost assets	(40)
Balance as at February 29, 2020	106

Current	59
Long-term	35
Balance as at August 31, 2019	94
Current	61
Long-term	45
Balance as at February 29, 2020	106

Commission costs are amortized over a period ranging from 24 to 36 months.

Disaggregation of revenue

	Three months ended		Six months ended
	February 29, 2020	February 28, 2019	February 29, 2020	February 28, 2019
Services
Wireline - Consumer(1)	919	933	1,843	1,878
Wireline - Business(1)	144	138	287	276
Wireless	201	168	397	334
	1,264	1,239	2,527	2,488
Equipment and other
Wireless	101	78	223	184
	101	78	223	184
Intersegment eliminations	(2)	(2)	(4)	(3)
Total revenue	1,363	1,315	2,746	2,669

(1) As a result of a realignment of management responsibilities, revenues relating to the Wholesale TPIA Services and Broadcast Services operations, previously reported under the Business division are now reported as part of the Consumer division. Fiscal 2019 results have been restated to reflect this change.

Remaining performance obligations

The following table includes revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at February 29, 2020.

	Within	Within
	1 year	2 years	Total
Wireline	2,241	958	3,199
Wireless	449	187	636
Total	2,690	1,145	3,835

When estimating minimum transaction prices allocated to the remaining unfilled, or partially unfulfilled, performance obligations, Shaw applied the practical expedient to not disclose information about remaining performance obligations that have original expected duration of one year or less and for those contracts where we bill the same value as that which is transferred to the customer.